Equity (Defict) (Details) - Schedule of share capital - Ordinary Share Capital [Member] - shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Share Capital [Abstract]
Ordinary shares, authorized	100,000,000	100,000,000
Ordinary shares, issued and outstanding	11,338,940	10,091,706	2,661,095	1,904,762